UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended January 31, 2025:
John Hancock Funds II
  John Hancock Fundamental All Cap Core Fund
  John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class A/JHAAX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$81	1.58%
Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240207

395SA-A
1/25
3/25

John Hancock Multi-Asset Absolute Return Fund
Class C/JHACX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$117	2.28%
Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240207

395SA-C
1/25
3/25

John Hancock Multi-Asset Absolute Return Fund
Class I/JHAIX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$66	1.28%
Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240207
395SA-I
1/25
3/25

John Hancock Multi-Asset Absolute Return Fund
Class NAV
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$60	1.17%
Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240207

395SA-NAV
1/25
3/25

John Hancock Multi-Asset Absolute Return Fund
Class R2/JHARX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$82	1.59%
Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240207

395SA-R2
1/25
3/25

John Hancock Multi-Asset Absolute Return Fund
Class R6/JHASX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$61	1.18%
Fund Statistics
Fund net assets	$296,351,601
Total number of portfolio holdings	304
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%

Country Composition
United States	78.0%
United Kingdom	3.1%
Denmark	3.0%
Ireland	2.0%
France	2.0%
China	1.7%
Taiwan	1.7%
Germany	1.5%
Japan	1.3%
South Korea	1.2%
Other countries	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240207

395SA-R6
1/25
3/25

John Hancock Fundamental All Cap Core Fund
Class A/JFCAX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$59	1.12%
Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240172

376SA-A
1/25
3/25

John Hancock Fundamental All Cap Core Fund
Class C/JFCCX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$95	1.82%
Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240172

376SA-C
1/25
3/25

John Hancock Fundamental All Cap Core Fund
Class I/JFCIX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$43	0.82%
Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240172
376SA-I
1/25
3/25

John Hancock Fundamental All Cap Core Fund
Class R2/JFACX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$63	1.21%
Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240172
376SA-R2
1/25
3/25

John Hancock Fundamental All Cap Core Fund
Class R4/JFARX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$47	0.89%
Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240172

376SA-R4
1/25
3/25

John Hancock Fundamental All Cap Core Fund
Class R6/JFAIX
Semiannual SHAREHOLDER REPORT | January 31, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$37	0.71%
Fund Statistics
Fund net assets	$624,151,535
Total number of portfolio holdings	51
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.6%
NVIDIA Corp.	6.1%
Alphabet, Inc., Class A	5.8%
Apple, Inc.	4.2%
KKR & Company, Inc.	4.0%
Workday, Inc., Class A	3.9%
Lennar Corp., Class A	3.8%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.2%
Morgan Stanley	3.1%

Sector Composition
Information technology	28.7%
Consumer discretionary	24.2%
Financials	14.1%
Communication services	10.2%
Health care	5.0%
Energy	4.8%
Industrials	4.6%
Real estate	2.6%
Consumer staples	1.9%
Materials	0.9%
Short-term investments and other	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4240172

376SA-R6
1/25
3/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended January 31, 2025 for the following funds:

John Hancock Funds II

  John Hancock Fundamental All Cap Core Fund

  John Hancock Multi-Asset Absolute Return Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Fundamental All Cap Core Fund
U.S. equity
January 31, 2025

John Hancock
Fundamental All Cap Core Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
14	Notes to financial statements
1	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Fund’s investments
AS OF 1-31-25 (unaudited)
	Shares	Value
Common stocks 97.0%		$605,296,985
(Cost $421,685,295)
Communication services 10.2%		63,438,644
Entertainment 3.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	158,101	15,130,266
Warner Brothers Discovery, Inc. (A)	543,252	5,671,551
Interactive media and services 6.8%
Alphabet, Inc., Class A	178,043	36,324,333
CarGurus, Inc. (A)	161,033	6,312,494
Consumer discretionary 24.2%		151,357,629
Automobile components 1.6%
Fox Factory Holding Corp. (A)	88,544	2,419,022
Mobileye Global, Inc., Class A (A)	466,872	7,715,060
Broadline retail 9.6%
Amazon.com, Inc. (A)	251,190	59,702,834
Hotels, restaurants and leisure 2.4%
Las Vegas Sands Corp.	142,661	6,538,154
Vail Resorts, Inc.	50,008	8,507,361
Household durables 5.3%
Lennar Corp., Class A	179,870	23,606,139
NVR, Inc. (A)	1,160	9,298,769
Leisure products 0.5%
Polaris, Inc.	71,983	3,433,589
Specialty retail 3.8%
Avolta AG (A)	130,237	5,886,794
Group 1 Automotive, Inc.	38,699	17,665,707
Textiles, apparel and luxury goods 1.0%
Canada Goose Holdings, Inc. (A)	472,308	5,171,773
Salvatore Ferragamo SpA	177,331	1,412,427
Consumer staples 1.9%		11,866,586
Beverages 1.0%
Anheuser-Busch InBev SA/NV, ADR	126,883	6,240,106
Food products 0.9%
Post Holdings, Inc. (A)	53,000	5,626,480
Energy 4.8%		29,704,683
Oil, gas and consumable fuels 4.8%
Cheniere Energy, Inc.	100,149	22,398,324
Suncor Energy, Inc.	194,525	7,306,359
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	2

	Shares	Value
Financials 14.1%		$88,198,620
Banks 3.2%
First Hawaiian, Inc.	728,009	20,107,609
Capital markets 10.9%
KKR & Company, Inc.	148,523	24,813,738
Morgan Stanley	142,407	19,713,401
S&P Global, Inc.	21,132	11,018,436
The Goldman Sachs Group, Inc.	19,590	12,545,436
Health care 5.0%		31,358,118
Biotechnology 0.2%
Moderna, Inc. (A)	30,966	1,220,680
Health care equipment and supplies 1.5%
Hologic, Inc. (A)	126,106	9,097,287
Health care providers and services 1.0%
Elevance Health, Inc.	15,623	6,182,021
Life sciences tools and services 2.0%
Avantor, Inc. (A)	419,696	9,350,827
Thermo Fisher Scientific, Inc.	5,680	3,395,220
Pharmaceuticals 0.3%
Elanco Animal Health, Inc. (A)	175,568	2,112,083
Industrials 4.6%		28,588,681
Electrical equipment 1.4%
Regal Rexnord Corp.	55,475	8,805,547
Machinery 1.1%
Parker-Hannifin Corp.	9,213	6,514,052
Trading companies and distributors 2.1%
United Rentals, Inc.	17,504	13,269,082
Information technology 28.7%		179,156,867
Semiconductors and semiconductor equipment 9.8%
Analog Devices, Inc.	72,312	15,322,190
NVIDIA Corp.	314,860	37,805,240
Texas Instruments, Inc.	43,820	8,089,610
Software 13.8%
Adobe, Inc. (A)	24,024	10,509,299
Autodesk, Inc. (A)	25,420	7,914,263
Microsoft Corp.	14,997	6,224,655
Oracle Corp.	64,014	10,886,221
Roper Technologies, Inc.	13,294	7,652,691
Salesforce, Inc.	55,154	18,846,122
Workday, Inc., Class A (A)	92,764	24,309,734
3	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 5.1%
Apple, Inc.	111,860	$26,398,960
Samsung Electronics Company, Ltd.	145,543	5,197,882
Materials 0.9%		5,548,453
Chemicals 0.9%
Axalta Coating Systems, Ltd. (A)	154,381	5,548,453
Real estate 2.6%		16,078,704
Real estate management and development 0.3%
Five Point Holdings LLC, Class A (A)	273,206	1,794,963
Specialized REITs 2.3%
Crown Castle, Inc.	148,847	13,289,060
Millrose Properties, Inc., Class A (A)(B)	89,935	994,681

	Yield (%)	Shares	Value
Short-term investments 3.1%			$19,587,338
(Cost $19,584,137)
Short-term funds 3.1%			19,587,338
John Hancock Collateral Trust (C)	4.2301(D)	1,958,068	19,587,338

Total investments (Cost $441,269,432) 100.1%	$624,884,323
Other assets and liabilities, net (0.1%)	(732,788)
Total net assets 100.0%	$624,151,535

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
At 1-31-25, the aggregate cost of investments for federal income tax purposes was $443,658,396. Net unrealized appreciation aggregated to $181,225,927, of which $206,179,249 related to gross unrealized appreciation and $24,953,322 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $421,685,295)	$605,296,985
Affiliated investments, at value (Cost $19,584,137)	19,587,338
Total investments, at value (Cost $441,269,432)	624,884,323
Foreign currency, at value (Cost $50)	50
Dividends and interest receivable	1,369,182
Receivable for fund shares sold	1,699,961
Receivable for investments sold	522,190
Receivable from affiliates	443
Other assets	48,650
Total assets	628,524,799
Liabilities
Payable for investments purchased	3,730,427
Payable for fund shares repurchased	474,270
Payable to affiliates
Accounting and legal services fees	27,634
Transfer agent fees	49,251
Distribution and service fees	42
Trustees’ fees	419
Other liabilities and accrued expenses	91,221
Total liabilities	4,373,264
Net assets	$624,151,535
Net assets consist of
Paid-in capital	$436,734,907
Total distributable earnings (loss)	187,416,628
Net assets	$624,151,535

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($192,705,819 ÷ 5,069,171 shares)[1]	$38.02
Class C ($27,180,840 ÷ 772,387 shares)[1]	$35.19
Class I ($287,529,837 ÷ 7,347,388 shares)	$39.13
Class R2 ($207,476 ÷ 5,437 shares)	$38.16
Class R4 ($27,960 ÷ 718 shares)	$38.94
Class R6 ($116,499,603 ÷ 2,957,890 shares)	$39.39
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$40.02

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 1-31-25 (unaudited)

Investment income
Dividends	$2,993,458
Dividends from affiliated investments	319,980
Non-cash dividends	994,681
Less foreign taxes withheld	(31,732)
Total investment income	4,276,387
Expenses
Investment management fees	1,939,859
Distribution and service fees	386,160
Accounting and legal services fees	55,958
Transfer agent fees	266,666
Trustees’ fees	5,962
Custodian fees	38,301
State registration fees	69,516
Printing and postage	19,910
Professional fees	49,820
Other	15,021
Total expenses	2,847,173
Less expense reductions	(136,161)
Net expenses	2,711,012
Net investment income	1,565,375
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,654,217
Affiliated investments	4,447
8,658,664
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	31,523,290
Affiliated investments	224
31,523,514
Net realized and unrealized gain	40,182,178
Increase in net assets from operations	$41,747,553
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-25 (unaudited)	Year ended 7-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,565,375	$1,414,289
Net realized gain	8,658,664	10,924,341
Change in net unrealized appreciation (depreciation)	31,523,514	88,228,531
Increase in net assets resulting from operations	41,747,553	100,567,161
Distributions to shareholders
From earnings
Class A	(103,564)	(156,556)
Class I	(821,311)	(599,500)
Class R2	—	(68)
Class R4	(67)	(314)
Class R6	(435,847)	(345,150)
Total distributions	(1,360,789)	(1,101,588)
From fund share transactions	42,994,649	122,430,237
Total increase	83,381,413	221,895,810
Net assets
Beginning of period	540,770,122	318,874,312
End of period	$624,151,535	$540,770,122
7	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$35.36	$28.42	$26.23	$29.93	$21.48	$18.51
Net investment income (loss)[2]	0.07	0.05	—[3]	(0.06)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	2.61	6.93	3.36	(2.58)	9.29	2.99
Total from investment operations	2.68	6.98	3.36	(2.64)	9.19	2.97
Less distributions
From net investment income	(0.02)	(0.04)	—	—	—	—[3]
From net realized gain	—	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.02)	(0.04)	(1.17)	(1.06)	(0.74)	—[3]
Net asset value, end of period	$38.02	$35.36	$28.42	$26.23	$29.93	$21.48
Total return (%)[4,5]	7.58[6]	24.58	14.00	(9.29)	43.58	16.05
Ratios and supplemental data
Net assets, end of period (in millions)	$193	$165	$112	$91	$74	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[7]	1.20	1.24	1.23	1.31	1.40
Expenses including reductions	1.12[7]	1.13	1.13	1.12	1.24	1.27
Net investment income (loss)	0.18[7]	0.16	—[8]	(0.21)	(0.39)	(0.11)
Portfolio turnover (%)	6	12	36	25	18	22

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	8

CLASS C SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$32.83	$26.54	$24.75	$28.48	$20.62	$17.89
Net investment loss[2]	(0.06)	(0.14)	(0.17)	(0.24)	(0.27)	(0.15)
Net realized and unrealized gain (loss) on investments	2.42	6.43	3.13	(2.43)	8.87	2.88
Total from investment operations	2.36	6.29	2.96	(2.67)	8.60	2.73
Less distributions
From net realized gain	—	—	(1.17)	(1.06)	(0.74)	—
Net asset value, end of period	$35.19	$32.83	$26.54	$24.75	$28.48	$20.62
Total return (%)[3,4]	7.19[5]	23.70	13.19	(9.88)	42.51	15.26
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$21	$12	$10	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[6]	1.90	1.94	1.93	2.01	2.10
Expenses including reductions	1.82[6]	1.83	1.83	1.82	1.94	1.97
Net investment loss	(0.50)[6]	(0.54)	(0.71)	(0.91)	(1.09)	(0.81)
Portfolio turnover (%)	6	12	36	25	18	22

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$36.43	$29.26	$26.89	$30.56	$21.86	$18.82
Net investment income (loss)[2]	0.12	0.13	0.08	0.03	(0.03)	0.04
Net realized and unrealized gain (loss) on investments	2.69	7.15	3.46	(2.64)	9.47	3.03
Total from investment operations	2.81	7.28	3.54	(2.61)	9.44	3.07
Less distributions
From net investment income	(0.11)	(0.11)	—	—	—	(0.03)
From net realized gain	—	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.11)	(0.11)	(1.17)	(1.06)	(0.74)	(0.03)
Net asset value, end of period	$39.13	$36.43	$29.26	$26.89	$30.56	$21.86
Total return (%)[3]	7.73[4]	24.95	14.33	(9.00)	43.97	16.34
Ratios and supplemental data
Net assets, end of period (in millions)	$288	$252	$123	$120	$38	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.90	0.94	0.93	1.01	1.10
Expenses including reductions	0.82[5]	0.83	0.83	0.83	0.94	0.97
Net investment income (loss)	0.48[5]	0.45	0.31	0.10	(0.10)	0.19
Portfolio turnover (%)	6	12	36	25	18	22

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	10

CLASS R2 SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$35.49	$28.52	$26.34	$30.07	$21.61	$18.64
Net investment income (loss)[2]	0.05	0.02	(0.02)	(0.09)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	2.62	6.96	3.37	(2.58)	9.33	3.01
Total from investment operations	2.67	6.98	3.35	(2.67)	9.20	2.97
Less distributions
From net investment income	—	(0.01)	—	—	—	—
From net realized gain	—	—	(1.17)	(1.06)	(0.74)	—
Total distributions	—	(0.01)	(1.17)	(1.06)	(0.74)	—
Net asset value, end of period	$38.16	$35.49	$28.52	$26.34	$30.07	$21.61
Total return (%)[3]	7.52[4]	24.49	13.89	(9.35)	43.35	15.93
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[6]	1.29	1.33	1.32	1.40	1.49
Expenses including reductions	1.21[6]	1.21	1.21	1.21	1.34	1.36
Net investment income (loss)	0.09[6]	0.07	(0.09)	(0.30)	(0.49)	(0.21)
Portfolio turnover (%)	6	12	36	25	18	22

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
11	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$36.23	$29.11	$26.77	$30.45	$21.79	$18.75
Net investment income (loss)[2]	0.07	0.13	0.06	0.01	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	2.74	7.09	3.45	(2.63)	9.43	3.05
Total from investment operations	2.81	7.22	3.51	(2.62)	9.40	3.06
Less distributions
From net investment income	(0.10)	(0.10)	—	—	—	(0.02)
From net realized gain	—	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.10)	(0.10)	(1.17)	(1.06)	(0.74)	(0.02)
Net asset value, end of period	$38.94	$36.23	$29.11	$26.77	$30.45	$21.79
Total return (%)[3]	7.72[4]	24.85	14.28	(9.06)	43.92	16.32
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	1.06	1.11	1.08	1.15	1.24
Expenses including reductions	0.89[6]	0.89	0.89	0.87	0.99	1.00
Net investment income (loss)	0.21[6]	0.40	0.23	0.04	(0.13)	0.06
Portfolio turnover (%)	6	12	36	25	18	22

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	12

CLASS R6 SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$36.68	$29.45	$27.03	$30.68	$21.92	$18.86
Net investment income[2]	0.14	0.17	0.10	0.06	—[3]	0.06
Net realized and unrealized gain (loss) on investments	2.72	7.20	3.49	(2.65)	9.50	3.05
Total from investment operations	2.86	7.37	3.59	(2.59)	9.50	3.11
Less distributions
From net investment income	(0.15)	(0.14)	—	—	—	(0.05)
From net realized gain	—	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.15)	(0.14)	(1.17)	(1.06)	(0.74)	(0.05)
Net asset value, end of period	$39.39	$36.68	$29.45	$27.03	$30.68	$21.92
Total return (%)[4]	7.80[5]	25.10	14.44	(8.90)	44.12	16.49
Ratios and supplemental data
Net assets, end of period (in millions)	$116	$103	$72	$61	$24	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[6]	0.79	0.83	0.82	0.90	0.99
Expenses including reductions	0.71[6]	0.72	0.72	0.72	0.84	0.85
Net investment income	0.59[6]	0.57	0.40	0.20	0.01	0.30
Portfolio turnover (%)	6	12	36	25	18	22

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
13	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Fundamental All Cap Core Fund	14

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$63,438,644	$63,438,644	—	—
Consumer discretionary	151,357,629	144,058,408	$7,299,221	—
Consumer staples	11,866,586	11,866,586	—	—
Energy	29,704,683	29,704,683	—	—
Financials	88,198,620	88,198,620	—	—
Health care	31,358,118	31,358,118	—	—
Industrials	28,588,681	28,588,681	—	—
Information technology	179,156,867	173,958,985	5,197,882	—
Materials	5,548,453	5,548,453	—	—
Real estate	16,078,704	15,084,023	—	$994,681
Short-term investments	19,587,338	19,587,338	—	—
Total investments in securities	$624,884,323	$611,392,539	$12,497,103	$994,681
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income,
15	JOHN HANCOCK Fundamental All Cap Core Fund |

net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2025 were $839.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Fundamental All Cap Core Fund	16

For federal income tax purposes, as of July 31, 2024, the fund has a short-term capital loss carryforward of $3,471,104 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate net assets; and b) 0.650% of the aggregate net assets in excess of $2.5 billion. Aggregate net assets are the net assets of the fund, Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust and Fundamental All Cap Core ETF, a series of John Hancock Exchange-Traded Fund Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
17	JOHN HANCOCK Fundamental All Cap Core Fund |

fund. During the six months ended January 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$41,882
Class C	5,513
Class I	62,646
Class R2	48
Class	Expense reduction
Class R4	$24
Class R6	26,000
Total	$136,113

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2025, were equivalent to a net annual effective rate of 0.62% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $48 for Class R4 shares for the six months ended January 31, 2025.
| JOHN HANCOCK Fundamental All Cap Core Fund	18

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $198,825 for the six months ended January 31, 2025. Of this amount, $36,275 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $162,550 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2025, CDSCs received by the Distributor amounted to $641 and $1,299 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$267,530	$100,640
Class C	118,001	13,316
Class I	—	150,523
Class R2	497	4
Class R4	132	2
Class R6	—	2,181
Total	$386,160	$266,666
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
19	JOHN HANCOCK Fundamental All Cap Core Fund |

Note 5—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2025 and for the year ended July 31, 2024 were as follows:
	Six Months Ended 1-31-25		Year Ended 7-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	844,408	$31,182,425	1,691,821	$51,770,724
Distributions reinvested	2,766	103,270	5,175	156,037
Repurchased	(441,343)	(16,167,450)	(958,971)	(29,335,635)
Net increase	405,831	$15,118,245	738,025	$22,591,126
Class C shares
Sold	183,438	$6,282,727	297,908	$8,409,014
Repurchased	(39,685)	(1,351,523)	(114,548)	(3,316,464)
Net increase	143,753	$4,931,204	183,360	$5,092,550
Class I shares
Sold	1,369,454	$51,822,932	5,206,102	$160,417,166
Distributions reinvested	21,374	821,196	19,328	599,346
Repurchased	(964,664)	(35,559,547)	(2,517,835)	(77,793,656)
Net increase	426,164	$17,084,581	2,707,595	$83,222,856
Class R2 shares
Sold	119	$4,365	645	$20,898
Distributions reinvested	—	—	2	53
Repurchased	(90)	(3,311)	(319)	(10,136)
Net increase	29	$1,054	328	$10,815
Class R4 shares
Sold	62	$2,326	108	$3,305
Distributions reinvested	2	67	2	64
Repurchased	(2,605)	(103,708)	(55)	(1,739)
Net increase (decrease)	(2,541)	$(101,315)	55	$1,630
Class R6 shares
Sold	483,699	$18,406,433	1,073,114	$33,951,792
Distributions reinvested	11,220	433,759	11,062	345,123
Repurchased	(339,592)	(12,879,312)	(725,757)	(22,785,655)
Net increase	155,327	$5,960,880	358,419	$11,511,260
Total net increase	1,128,563	$42,994,649	3,987,782	$122,430,237
Affiliates of the fund owned 15% of shares of Class R6 on January 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
| JOHN HANCOCK Fundamental All Cap Core Fund	20

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $65,801,037 and $31,063,911, respectively, for the six months ended January 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,958,068	$9,662,611	$55,267,873	$(45,347,817)	$4,447	$224	$319,980	—	$19,587,338
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Fundamental All Cap Core Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4240172	376SA 1/25
3/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset Absolute Return Fund
Alternative
January 31, 2025

John Hancock
Multi-Asset Absolute Return Fund

2	Fund’s investments
12	Financial statements
16	Financial highlights
22	Notes to financial statements
1	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Fund’s investments
AS OF 1-31-25 (unaudited)
	Shares	Value
Common stocks 90.6%		$268,654,921
(Cost $191,173,280)
Brazil 0.4%		1,030,301
Ambev SA	185,800	352,903
Cia de Saneamento Basico do Estado de Sao Paulo	5,500	89,002
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	3,922	63,458
CPFL Energia SA	21,900	128,836
Hypera SA	22,900	71,630
M Dias Branco SA	52,400	206,944
TIM SA	44,000	117,528
Canada 0.3%		1,013,117
CGI, Inc.	3,900	459,756
The Toronto-Dominion Bank	9,700	553,361
China 1.7%		5,128,411
Alibaba Group Holding, Ltd., ADR	6,325	625,163
Baidu, Inc., ADR (A)	2,296	208,018
BYD Company, Ltd., H Shares	2,000	70,281
China Construction Bank Corp., H Shares	665,000	541,121
China Longyuan Power Group Corp., Ltd., H Shares	403,000	297,139
China Railway Group, Ltd., H Shares	56,000	27,120
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	33,962	207,282
Industrial & Commercial Bank of China, Ltd., H Shares	273,000	185,825
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	80,400	309,771
Meituan, Class B (A)(B)	450	8,565
Midea Group Company, Ltd., Class A	14,900	152,029
NetEase, Inc., ADR	2,965	304,950
PICC Property & Casualty Company, Ltd., H Shares	46,000	74,738
Ping An Insurance Group Company of China, Ltd., H Shares	89,000	501,131
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	73,600	45,933
Sinopharm Group Company, Ltd., H Shares	151,600	400,942
Tencent Holdings, Ltd.	13,700	720,829
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Vipshop Holdings, Ltd., ADR	6,586	94,641
Wuliangye Yibin Company, Ltd., Class A	6,100	107,577
Yum China Holdings, Inc.	5,305	245,356
Denmark 3.0%		8,842,218
Novo Nordisk A/S, Class B	104,735	8,842,218
France 2.0%		5,845,662
LVMH Moet Hennessy Louis Vuitton SE	1,332	974,230
Sanofi SA	17,580	1,910,626
Vinci SA	27,361	2,960,806
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	2

	Shares	Value
Germany 1.5%		$4,511,220
Allianz SE	5,237	1,707,606
Deutsche Telekom AG	83,568	2,803,614
Hong Kong 0.1%		181,118
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Resources Land, Ltd.	59,500	181,118
Hungary 0.0%		69,564
Richter Gedeon NYRT	2,686	69,564
Indonesia 0.1%		437,346
Telkom Indonesia Persero Tbk PT	2,715,600	437,346
Ireland 2.0%		6,039,943
Accenture PLC, Class A	13,355	5,141,007
Medtronic PLC	9,898	898,936
Israel 0.3%		1,008,343
Check Point Software Technologies, Ltd. (A)	4,625	1,008,343
Japan 1.3%		3,876,219
FUJIFILM Holdings Corp.	15,200	334,873
Hoya Corp.	10,500	1,410,003
KDDI Corp.	21,500	716,294
Nippon Telegraph & Telephone Corp.	1,437,400	1,415,049
Mexico 0.4%		1,296,734
Arca Continental SAB de CV	40,300	367,138
Coca-Cola Femsa SAB de CV	12,645	98,984
Fomento Economico Mexicano SAB de CV	9,100	77,426
Grupo Financiero Banorte SAB de CV, Series O	40,000	277,657
Kimberly-Clark de Mexico SAB de CV, Class A	319,000	475,529
Netherlands 0.6%		1,688,831
ASML Holding NV	1,500	1,109,642
Prosus NV (A)	15,163	579,189
Philippines 0.0%		27,577
PLDT, Inc.	1,205	27,577
South Africa 0.2%		604,286
Naspers, Ltd., N Shares	1,990	419,552
Standard Bank Group, Ltd.	15,847	184,734
South Korea 1.2%		3,403,197
Cheil Worldwide, Inc.	7,450	87,797
DB Insurance Company, Ltd.	1,515	100,803
Hyundai Glovis Company, Ltd.	3,492	356,738
Hyundai Mobis Company, Ltd.	1,857	335,106
3	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
LG Corp. (A)	688	$35,270
NongShim Company, Ltd. (A)	569	136,212
Samsung Electronics Company, Ltd.	17,846	637,347
Samsung Fire & Marine Insurance Company, Ltd.	2,549	665,281
Samsung SDS Company, Ltd.	4,286	354,366
SK Telecom Company, Ltd.	16,552	630,287
SK Telecom Company, Ltd., ADR	3,000	63,990
Spain 1.0%		2,876,561
Iberdrola SA	200,104	2,827,779
Iberdrola SA, Interim Shares (A)	3,450	48,782
Switzerland 0.8%		2,471,466
Chubb, Ltd.	2,910	791,171
Nestle SA	19,782	1,680,295
Taiwan 1.7%		4,942,905
Hon Hai Precision Industry Company, Ltd.	33,000	176,208
Minth Group, Ltd. (A)	44,000	87,880
Sinbon Electronics Company, Ltd.	13,000	103,404
Taiwan Semiconductor Manufacturing Company, Ltd.	63,000	2,102,507
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	11,814	2,472,906
Thailand 0.2%		508,916
Bangkok Bank PCL	28,500	130,063
Thai Beverage PCL	466,500	183,398
Thai Union Group PCL	550,500	195,455
United Kingdom 3.1%		9,259,948
Diageo PLC	94,393	2,811,999
Reckitt Benckiser Group PLC	34,696	2,294,394
Rightmove PLC	57,969	477,022
St. James’s Place PLC	170,852	2,218,615
Unilever PLC	25,469	1,457,918
United States 68.7%		203,591,038
Adobe, Inc. (A)	9,803	4,288,322
Advanced Micro Devices, Inc. (A)	11,958	1,386,530
Akamai Technologies, Inc. (A)	23,008	2,298,499
Alphabet, Inc., Class A	72,579	14,807,568
Amazon.com, Inc. (A)	1,388	329,900
American Electric Power Company, Inc.	5,525	543,439
Amgen, Inc.	7,198	2,054,453
Apple, Inc.	8,318	1,963,048
Automatic Data Processing, Inc.	26,184	7,934,014
AutoZone, Inc. (A)	1,821	6,100,732
Baxter International, Inc.	15,358	500,056
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	4

	Shares	Value
United States (continued)
Becton, Dickinson and Company	17,845	$4,418,422
Booking Holdings, Inc.	601	2,847,274
Broadcom, Inc.	4,899	1,084,002
Cadence Design Systems, Inc. (A)	10,676	3,177,391
Centene Corp. (A)	16,238	1,039,719
Cisco Systems, Inc.	81,539	4,941,263
Colgate-Palmolive Company	33,784	2,929,073
Comcast Corp., Class A	70,399	2,369,630
Conagra Brands, Inc.	16,435	425,502
Crown Holdings, Inc.	5,488	482,176
CVS Health Corp.	38,408	2,169,284
eBay, Inc.	52,226	3,524,210
Elevance Health, Inc.	7,650	3,027,105
Emerson Electric Company	4,406	572,560
Eversource Energy	18,119	1,045,104
Fiserv, Inc. (A)	6,966	1,504,935
Fortinet, Inc. (A)	54,524	5,500,381
General Mills, Inc.	10,625	638,988
Global Payments, Inc.	24,316	2,744,061
Globe Life, Inc.	4,553	555,876
Intuit, Inc.	1,381	830,685
Johnson & Johnson	29,233	4,447,801
Kenvue, Inc.	53,261	1,133,927
Labcorp Holdings, Inc.	12,249	3,059,800
Marsh & McLennan Companies, Inc.	17,575	3,811,666
Mastercard, Inc., Class A	9,855	5,473,763
McDonald’s Corp.	10,452	3,017,492
McKesson Corp.	1,824	1,084,824
Merck & Company, Inc.	10,642	1,051,642
Meta Platforms, Inc., Class A	4,492	3,095,797
Microsoft Corp.	30,153	12,515,304
Mondelez International, Inc., Class A	20,725	1,201,843
Monster Beverage Corp. (A)	83,161	4,050,772
Moody’s Corp.	1,610	804,098
MSCI, Inc.	8,739	5,215,173
NextEra Energy, Inc.	20,841	1,491,382
NIKE, Inc., Class B	52,149	4,010,258
NVIDIA Corp.	13,598	1,632,712
Oracle Corp.	6,975	1,186,169
Paychex, Inc.	5,408	798,599
PayPal Holdings, Inc. (A)	5,804	514,118
PepsiCo, Inc.	33,029	4,977,140
Pfizer, Inc.	27,356	725,481
Qualcomm, Inc.	4,400	760,892
5	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Quest Diagnostics, Inc.	14,134	$2,305,255
Ross Stores, Inc.	34,787	5,237,531
S&P Global, Inc.	2,440	1,272,240
Sempra	6,030	500,068
Starbucks Corp.	9,551	1,028,452
Stryker Corp.	5,203	2,035,882
Synopsys, Inc. (A)	3,833	2,014,165
Sysco Corp.	30,869	2,250,967
Texas Roadhouse, Inc.	22,444	4,064,608
The Cigna Group	10,909	3,209,537
The Coca-Cola Company	88,322	5,606,681
The J.M. Smucker Company	2,349	251,085
The Procter & Gamble Company	19,336	3,209,583
The TJX Companies, Inc.	17,537	2,188,442
UnitedHealth Group, Inc.	3,134	1,700,164
VeriSign, Inc. (A)	2,852	613,180
Verizon Communications, Inc.	31,410	1,237,240
Visa, Inc., Class A	20,784	7,103,971
W.W. Grainger, Inc.	1,613	1,714,087

Waste Management, Inc.	8,867	1,953,045
Preferred securities 0.1%		$175,432
(Cost $173,945)
Brazil 0.1%		175,432
Banco Bradesco SA	84,800	175,432

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 2.5%				$7,326,723
(Cost $7,266,907)
U.S. Government 2.5%				7,326,723
U.S. Treasury
Bond	4.500	02-15-36	621,000	622,965
Note	1.250	08-15-31	502,800	412,669
Note	1.625	05-15-31	205,900	174,597
Note	1.875	02-15-32	983,000	831,134
Note	2.875	05-15-32	698,200	629,853
Note	3.375	05-15-33	489,100	451,118
Note	3.875	08-15-34	707,700	671,320
Note	4.000	02-15-34	1,179,600	1,133,338
Note	4.125	11-15-32	758,400	741,662
Note	4.250	11-15-34	589,800	576,069
Note	4.375	05-15-34	131,100	129,502
Note (D)	4.500	11-15-33	953,800	952,496

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	6

	Shares	Value
Rights 0.0%		$1
(Cost $1)
Iberdrola SA (Expiration Date: 2-3-25) (A)(E)	4	1

Total investments (Cost $198,614,133) 93.2%	$276,157,077
Other assets and liabilities, net 6.8%	20,194,524
Total net assets 100.0%	$296,351,601

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	Strike price and/or expiration date not available.
The fund had the following portfolio composition as a percentage of net assets on 1-31-25:
Common stocks	90.6%
Information technology	19.5%
Health care	15.7%
Consumer staples	12.8%
Financials	12.5%
Consumer discretionary	11.9%
Communication services	9.9%
Industrials	5.6%
Utilities	2.4%
Materials	0.2%
Real estate	0.1%
U.S. Government	2.5%
Preferred securities	0.1%
Other assets and liabilities, net	6.8%
TOTAL	100.0%
7	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	456	Long	Mar 2025	$50,067,828	$49,704,000	$(363,828)
2-Year U.S. Treasury Note Futures	131	Long	Apr 2025	26,922,547	26,954,273	31,726
5-Year U.S. Treasury Note Futures	627	Long	Apr 2025	67,021,645	66,799,992	(221,653)
Canadian 10-Year Bond Futures	25	Long	Mar 2025	2,071,832	2,136,099	64,267
ASX SPI 200 Index Futures	30	Short	Mar 2025	(3,861,642)	(3,919,515)	(57,873)
Euro STOXX 50 Index Futures	177	Short	Mar 2025	(9,165,914)	(9,682,254)	(516,340)
Euro-Bund Futures	48	Short	Mar 2025	(6,550,856)	(6,589,885)	(39,029)
FTSE 100 Index Futures	57	Short	Mar 2025	(5,825,967)	(6,092,806)	(266,839)
Mini MSCI Emerging Markets Index Futures	160	Short	Mar 2025	(8,948,407)	(8,720,800)	227,607
Nikkei 225 Mini Index Futures	171	Short	Mar 2025	(4,347,441)	(4,341,842)	5,599
S&P 500 E-Mini Index Futures	148	Short	Mar 2025	(45,344,395)	(44,897,650)	446,745
S&P MidCap 400 E-Mini Index Futures	43	Short	Mar 2025	(14,308,476)	(13,975,000)	333,476
						$(356,142)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	792,698	EUR	479,000	BARC	2/14/2025	—	$(4,289)
AUD	615,000	JPY	60,071,598	BARC	2/14/2025	—	(5,379)
AUD	274,000	JPY	27,268,754	GSI	2/14/2025	—	(5,657)
AUD	751,000	SEK	5,271,132	BNP	2/14/2025	—	(8,754)
AUD	773,000	SEK	5,483,413	GSI	2/14/2025	—	(14,233)
AUD	744,703	USD	470,813	BARC	2/14/2025	—	(7,816)
AUD	408,920	USD	262,050	BNP	2/14/2025	—	(7,816)
AUD	145,199	USD	90,303	BOA	2/14/2025	—	(30)
AUD	71,829	USD	44,948	GSI	2/14/2025	—	(291)
AUD	973,183	USD	605,390	JPM	2/14/2025	—	(343)
CAD	3,190,630	EUR	2,149,000	BARC	2/14/2025	—	(34,111)
CAD	550,947	EUR	367,000	JPM	2/14/2025	—	(1,654)
CAD	1,342,000	JPY	144,970,652	BARC	2/14/2025	—	(11,986)
CAD	101,000	NOK	800,502	BARC	2/14/2025	—	(1,202)
CAD	96,000	SEK	741,942	BARC	2/14/2025	—	(873)
CAD	1,482,416	USD	1,061,073	BARC	2/14/2025	—	(40,682)
CAD	34,804	USD	24,253	BNP	2/14/2025	—	(297)
CAD	2,966,161	USD	2,053,000	JPM	2/14/2025	—	(11,302)
CHF	136,273	USD	153,601	BARC	2/14/2025	—	(3,816)
CHF	61,602	USD	69,244	BNP	2/14/2025	—	(1,534)
CHF	5,565,452	USD	6,369,726	GSI	2/14/2025	—	(252,452)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	8

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
DKK	19,169,522	USD	2,682,870	BARC	2/14/2025	—	$(16,580)
DKK	4,558,628	USD	637,442	BNP	2/14/2025	—	(3,382)
DKK	9,894,935	USD	1,379,262	BOA	2/14/2025	—	(2,975)
DKK	6,276,669	USD	882,945	GSI	2/14/2025	—	(9,923)
DKK	1,131,660	USD	158,337	JPM	2/14/2025	—	(935)
EUR	58,000	AUD	94,778	BARC	2/14/2025	$1,269	—
EUR	159,000	AUD	258,900	BNP	2/14/2025	4,053	—
EUR	261,000	CAD	386,519	BOA	2/14/2025	4,824	—
EUR	45,000	GBP	37,683	BARC	2/14/2025	—	(20)
EUR	63,000	GBP	52,315	JPM	2/14/2025	520	—
EUR	7,132,000	JPY	1,163,699,270	BARC	2/14/2025	—	(109,315)
EUR	390,000	NOK	4,557,696	BARC	2/14/2025	2,093	—
EUR	159,000	NZD	291,973	BARC	2/14/2025	284	—
EUR	68,000	NZD	122,208	JPM	2/14/2025	1,623	—
EUR	2,242,973	USD	2,329,044	BARC	2/14/2025	—	(1,197)
EUR	19,302,195	USD	20,552,870	BNP	2/14/2025	—	(520,280)
EUR	1,095,935	USD	1,144,513	BOA	2/14/2025	—	(7,108)
EUR	657,469	USD	696,018	GSI	2/14/2025	—	(13,670)
EUR	5,857,904	USD	6,131,971	JPM	2/14/2025	—	(52,404)
GBP	1,860,000	CAD	3,303,178	JPM	2/14/2025	32,470	—
GBP	3,046,000	CHF	3,399,044	BARC	2/14/2025	40,561	—
GBP	220,906	EUR	266,000	BARC	2/14/2025	—	(2,172)
GBP	455,000	SEK	6,267,219	BARC	2/14/2025	—	(1,415)
GBP	429,000	SEK	5,935,785	GSI	2/14/2025	—	(3,743)
GBP	359,726	USD	450,625	BARC	2/14/2025	—	(4,614)
GBP	55,795	USD	68,654	BNP	2/14/2025	524	—
GBP	368,345	USD	456,704	BOA	2/14/2025	—	(6)
GBP	507,899	USD	638,719	JPM	2/14/2025	—	(8,993)
JPY	155,823,307	AUD	1,597,000	BARC	2/14/2025	12,886	—
JPY	46,190,000	AUD	478,000	BOA	2/14/2025	955	—
JPY	22,156,167	CAD	203,000	BARC	2/14/2025	3,278	—
JPY	48,339,805	EUR	301,000	BOA	2/14/2025	—	(377)
JPY	8,151,606,096	USD	53,492,152	BARC	2/14/2025	—	(876,958)
JPY	13,289,099	USD	89,445	BNP	2/14/2025	—	(3,669)
JPY	20,424,435	USD	132,330	BOA	2/14/2025	—	(499)
JPY	11,627,016	USD	76,290	GSI	2/14/2025	—	(1,242)
JPY	163,541,271	USD	1,055,305	JPM	2/14/2025	285	—
NOK	1,559,483	AUD	221,000	BNP	2/14/2025	378	—
NOK	5,872,295	CAD	743,000	BARC	2/14/2025	7,378	—
NOK	802,830	EUR	68,000	BARC	2/14/2025	356	—
NOK	3,344,000	JPY	46,241,868	BARC	2/14/2025	—	(3,035)
NOK	49,928,000	JPY	689,851,581	GSI	2/14/2025	—	(41,645)
9	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	12,822,301	NZD	1,997,000	BARC	2/14/2025	$6,113	—
NOK	11,705,869	NZD	1,834,000	GSI	2/14/2025	—	$(557)
NOK	8,643,613	USD	765,000	BNP	2/14/2025	—	(1,351)
NOK	92,868,518	USD	8,381,380	GSI	2/14/2025	—	(176,597)
NZD	251,000	CAD	206,026	BARC	2/14/2025	—	(198)
NZD	274,218	EUR	149,000	BNP	2/14/2025	77	—
NZD	762,000	SEK	4,866,599	BNP	2/14/2025	—	(9,237)
NZD	739,000	USD	434,986	BARC	2/14/2025	—	(18,039)
SEK	1,577,859	CHF	127,000	JPM	2/14/2025	2,794	—
SEK	1,184,549	EUR	103,000	BARC	2/14/2025	—	(4)
SEK	13,784,342	GBP	1,017,000	BOA	2/14/2025	—	(17,045)
SEK	8,630,355	GBP	633,000	JPM	2/14/2025	—	(6,032)
SEK	5,754,142	NOK	5,867,000	BARC	2/14/2025	913	—
SEK	2,224,601	NZD	348,000	BARC	2/14/2025	4,405	—
SEK	2,892,534	NZD	463,000	BNP	2/14/2025	—	(205)
SEK	50,562,613	USD	4,666,042	GSI	2/14/2025	—	(103,278)
USD	2,081,281	AUD	3,293,168	BARC	2/14/2025	33,852	—
USD	20,962,679	AUD	32,049,508	BNP	2/14/2025	1,036,845	—
USD	60,378	AUD	93,497	GSI	2/14/2025	2,249	—
USD	11,769,372	CAD	16,412,781	BARC	2/14/2025	471,960	—
USD	1,113,007	CAD	1,595,371	BNP	2/14/2025	14,865	—
USD	37,462	CAD	53,765	BOA	2/14/2025	454	—
USD	28,691	CAD	41,449	GSI	2/14/2025	160	—
USD	237,080	CAD	341,160	JPM	2/14/2025	2,250	—
USD	1,052	CAD	1,468	BARC	2/25/2025	41	—
USD	13,320	CHF	11,972	BARC	2/14/2025	161	—
USD	332,801	CHF	296,128	BNP	2/14/2025	7,311	—
USD	1,602,252	CHF	1,399,943	GSI	2/14/2025	63,502	—
USD	62,134	CHF	55,649	JPM	2/14/2025	968	—
USD	194,745	DKK	1,377,828	BARC	2/14/2025	3,103	—
USD	9,630,828	DKK	67,560,134	BNP	2/14/2025	233,884	—
USD	4,026,989	DKK	28,778,492	BOA	2/14/2025	24,186	—
USD	149,145	DKK	1,069,275	GSI	2/14/2025	419	—
USD	843,695	DKK	5,966,739	JPM	2/14/2025	13,781	—
USD	3,037,173	EUR	2,907,754	BARC	2/14/2025	19,389	—
USD	110,670,560	EUR	103,844,172	BNP	2/14/2025	2,896,924	—
USD	1,167,643	EUR	1,128,682	BOA	2/14/2025	—	(3,748)
USD	6,967,681	EUR	6,692,206	GSI	2/14/2025	22,242	—
USD	3,860,356	EUR	3,689,240	JPM	2/14/2025	31,515	—
USD	1,228,068	GBP	980,715	BARC	2/14/2025	12,115	—
USD	352,844	GBP	280,226	BNP	2/14/2025	5,402	—
USD	348,123	GBP	282,477	BOA	2/14/2025	—	(2,110)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	10

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	20,033,526	GBP	15,634,998	GSI	2/14/2025	$648,256	—
USD	275,190	GBP	219,182	JPM	2/14/2025	3,434	—
USD	7,426,392	JPY	1,136,066,735	BARC	2/14/2025	93,559	—
USD	187,595	JPY	28,081,541	BNP	2/14/2025	6,340	—
USD	433,708	JPY	67,236,357	BOA	2/14/2025	—	$(275)
USD	82,800	JPY	13,004,176	GSI	2/14/2025	—	(1,137)
USD	1,397,795	JPY	211,843,051	JPM	2/14/2025	30,437	—
USD	327,000	NOK	3,651,397	BARC	2/14/2025	4,405	—
USD	15,115,680	NOK	167,093,931	BNP	2/14/2025	353,203	—
USD	73,840	NZD	130,000	BOA	2/14/2025	494	—
USD	9,624,950	NZD	16,179,734	GSI	2/14/2025	496,269	—
USD	187,000	SEK	2,033,689	BNP	2/14/2025	3,480	—
USD	5,469,226	SEK	59,493,960	GSI	2/14/2025	100,499	—
						$6,765,993	$(2,440,487)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 1-31-25, the aggregate cost of investments for federal income tax purposes was $206,600,285. Net unrealized appreciation aggregated to $73,526,156, of which $81,373,285 related to gross unrealized appreciation and $7,847,129 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
11	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $198,614,133)	$276,157,077
Unrealized appreciation on forward foreign currency contracts	6,765,993
Receivable for futures variation margin	486,101
Cash	6,518,200
Foreign currency, at value (Cost $153,066)	150,140
Collateral held at broker for futures contracts	6,568,680
Dividends and interest receivable	838,342
Receivable for fund shares sold	125,342
Receivable for investments sold	2,044,986
Other assets	60,474
Total assets	299,715,335
Liabilities
Unrealized depreciation on forward foreign currency contracts	2,440,487
Payable for investments purchased	576,781
Payable for fund shares repurchased	166,334
Payable to affiliates
Accounting and legal services fees	13,692
Transfer agent fees	15,717
Distribution and service fees	142
Trustees’ fees	946
Other liabilities and accrued expenses	149,635
Total liabilities	3,363,734
Net assets	$296,351,601
Net assets consist of
Paid-in capital	$784,935,239
Total distributable earnings (loss)	(488,583,638)
Net assets	$296,351,601

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	12

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($35,180,519 ÷ 3,403,145 shares)[1]	$10.34
Class C ($1,669,892 ÷ 168,283 shares)[1]	$9.92
Class I ($124,151,290 ÷ 11,775,183 shares)	$10.54
Class R2 ($1,006,386 ÷ 97,923 shares)	$10.28
Class R6 ($31,508,052 ÷ 2,975,359 shares)	$10.59
Class NAV ($102,835,462 ÷ 9,703,239 shares)	$10.60
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 1-31-25 (unaudited)

Investment income
Dividends	$2,277,906
Interest	468,843
Less foreign taxes withheld	(46,025)
Total investment income	2,700,724
Expenses
Investment management fees	1,642,533
Distribution and service fees	65,919
Accounting and legal services fees	30,774
Transfer agent fees	104,632
Trustees’ fees	4,070
Custodian fees	51,569
State registration fees	41,188
Printing and postage	15,699
Professional fees	79,861
Other	13,942
Total expenses	2,050,187
Less expense reductions	(13,674)
Net expenses	2,036,513
Net investment income	664,211
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,003,130
Futures contracts	(5,347,248)
Forward foreign currency contracts	1,217,468
11,873,350
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	210,058
Futures contracts	(1,502,695)
Forward foreign currency contracts	3,138,208
1,845,571
Net realized and unrealized gain	13,718,921
Increase in net assets from operations	$14,383,132
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	14

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-25 (unaudited)	Year ended 7-31-24
Increase (decrease) in net assets
From operations
Net investment income	$664,211	$2,874,721
Net realized gain	11,873,350	7,433,453
Change in net unrealized appreciation (depreciation)	1,845,571	1,185,269
Increase in net assets resulting from operations	14,383,132	11,493,443
Distributions to shareholders
From earnings
Class A	(540,260)	—
Class C	(15,623)	—
Class I	(2,494,405)	—
Class R2	(14,843)	—
Class R6	(588,013)	—
Class NAV	(1,889,313)	—
Total distributions	(5,542,457)	—
From fund share transactions	(45,343,483)	(160,914,483)
Total decrease	(36,502,808)	(149,421,040)
Net assets
Beginning of period	332,854,409	482,275,449
End of period	$296,351,601	$332,854,409
15	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$10.05	$9.75	$9.93	$10.12	$9.06	$10.54
Net investment income[2]	0.01	0.05	0.05	0.06	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.44	0.25	0.07	(0.25)	1.09	0.02
Total from investment operations	0.45	0.30	0.12	(0.19)	1.11	0.08
Less distributions
From net investment income	(0.16)	—	(0.30)	—	(0.05)	(1.56)
Net asset value, end of period	$10.34	$10.05	$9.75	$9.93	$10.12	$9.06
Total return (%)[3,4]	4.39[5]	3.18	1.34	(1.88)	12.27	0.89
Ratios and supplemental data
Net assets, end of period (in millions)	$35	$37	$41	$44	$45	$41
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59[6]	1.62	1.55	1.57	1.59	1.53
Expenses including reductions	1.58[6]	1.61	1.54	1.56	1.58	1.52
Net investment income	0.11[6]	0.47	0.49	0.65	0.24	0.65
Portfolio turnover (%)	27	47	59	59	57	217[7]

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	16

CLASS C SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$9.57	$9.38	$9.57	$9.82	$8.81	$10.29
Net investment loss[2]	(0.03)	(0.03)	(0.03)	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.47	0.22	0.07	(0.24)	1.06	0.01
Total from investment operations	0.44	0.19	0.04	(0.25)	1.01	—
Less distributions
From net investment income	(0.09)	—	(0.23)	—	—	(1.48)
Net asset value, end of period	$9.92	$9.57	$9.38	$9.57	$9.82	$8.81
Total return (%)[3,4]	3.93[5]	2.45	0.63	(2.54)	11.45	0.23
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$6	$12	$20	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29[6]	2.32	2.25	2.27	2.29	2.23
Expenses including reductions	2.28[6]	2.31	2.24	2.26	2.28	2.22
Net investment loss	(0.59)[6]	(0.29)	(0.29)	(0.12)	(0.52)	(0.07)
Portfolio turnover (%)	27	47	59	59	57	217[7]

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
17	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$10.27	$9.92	$10.10	$10.27	$9.19	$10.67
Net investment income[2]	0.02	0.08	0.08	0.10	0.05	0.09
Net realized and unrealized gain (loss) on investments	0.44	0.27	0.07	(0.27)	1.10	0.02
Total from investment operations	0.46	0.35	0.15	(0.17)	1.15	0.11
Less distributions
From net investment income	(0.19)	—	(0.33)	—	(0.07)	(1.59)
Net asset value, end of period	$10.54	$10.27	$9.92	$10.10	$10.27	$9.19
Total return (%)[3]	4.51[4]	3.42	1.73	(1.66)	12.64	1.22
Ratios and supplemental data
Net assets, end of period (in millions)	$124	$159	$201	$215	$215	$274
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[5]	1.32	1.25	1.27	1.29	1.23
Expenses including reductions	1.28[5]	1.31	1.24	1.26	1.28	1.22
Net investment income	0.42[5]	0.76	0.79	0.94	0.52	0.95
Portfolio turnover (%)	27	47	59	59	57	217[6]

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	18

CLASS R2 SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$10.00	$9.69	$9.87	$10.07	$9.01	$10.49
Net investment income[2]	—[3]	0.04	0.05	0.06	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.43	0.27	0.07	(0.26)	1.08	0.01
Total from investment operations	0.43	0.31	0.12	(0.20)	1.10	0.07
Less distributions
From net investment income	(0.15)	—	(0.30)	—	(0.04)	(1.55)
Net asset value, end of period	$10.28	$10.00	$9.69	$9.87	$10.07	$9.01
Total return (%)[4]	4.38[5]	3.20	1.34	(1.99)	12.31	0.82
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60[6]	1.63	1.55	1.60	1.62	1.58
Expenses including reductions	1.59[6]	1.63	1.54	1.59	1.62	1.57
Net investment income	0.09[6]	0.45	0.47	0.58	0.21	0.62
Portfolio turnover (%)	27	47	59	59	57	217[7]

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
19	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$10.34	$9.98	$10.15	$10.31	$9.23	$10.71
Net investment income[2]	0.03	0.09	0.08	0.12	0.06	0.10
Net realized and unrealized gain (loss) on investments	0.42	0.27	0.09	(0.28)	1.10	0.02
Total from investment operations	0.45	0.36	0.17	(0.16)	1.16	0.12
Less distributions
From net investment income	(0.20)	—	(0.34)	—	(0.08)	(1.60)
Net asset value, end of period	$10.59	$10.34	$9.98	$10.15	$10.31	$9.23
Total return (%)[3]	4.60[4]	3.51	1.74	(1.55)	12.70	1.34
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$31	$134	$227	$130	$106
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[5]	1.21	1.14	1.16	1.19	1.12
Expenses including reductions	1.18[5]	1.20	1.13	1.15	1.18	1.11
Net investment income	0.51[5]	0.85	0.81	1.15	0.64	1.05
Portfolio turnover (%)	27	47	59	59	57	217[6]

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	20

CLASS NAV SHARES Period ended	1-31-25[1]	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$10.33	$9.97	$10.15	$10.31	$9.23	$10.71
Net investment income[2]	0.03	0.09	0.09	0.11	0.06	0.10
Net realized and unrealized gain (loss) on investments	0.44	0.27	0.07	(0.27)	1.11	0.02
Total from investment operations	0.47	0.36	0.16	(0.16)	1.17	0.12
Less distributions
From net investment income	(0.20)	—	(0.34)	—	(0.09)	(1.60)
Net asset value, end of period	$10.60	$10.33	$9.97	$10.15	$10.31	$9.23
Total return (%)[3]	4.61[4]	3.61	1.74	(1.46)	12.73	1.34
Ratios and supplemental data
Net assets, end of period (in millions)	$103	$103	$100	$82	$59	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[5]	1.20	1.13	1.15	1.17	1.11
Expenses including reductions	1.17[5]	1.20	1.12	1.14	1.17	1.10
Net investment income	0.52[5]	0.89	0.93	1.13	0.65	1.10
Portfolio turnover (%)	27	47	59	59	57	217[6]

[1]	Six months ended 1-31-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
21	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	22

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$1,030,301	$1,030,301	—	—
Canada	1,013,117	1,013,117	—	—
China	5,128,411	1,478,128	$3,650,283	—
Denmark	8,842,218	—	8,842,218	—
France	5,845,662	—	5,845,662	—
Germany	4,511,220	—	4,511,220	—
Hong Kong	181,118	—	181,118	—
Hungary	69,564	—	69,564	—
Indonesia	437,346	—	437,346	—
Ireland	6,039,943	6,039,943	—	—
Israel	1,008,343	1,008,343	—	—
23	JOHN HANCOCK Multi-Asset Absolute Return Fund |

	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Japan	$3,876,219	—	$3,876,219	—
Mexico	1,296,734	$1,296,734	—	—
Netherlands	1,688,831	—	1,688,831	—
Philippines	27,577	—	27,577	—
South Africa	604,286	—	604,286	—
South Korea	3,403,197	63,990	3,339,207	—
Spain	2,876,561	—	2,876,561	—
Switzerland	2,471,466	791,171	1,680,295	—
Taiwan	4,942,905	2,472,906	2,469,999	—
Thailand	508,916	—	508,916	—
United Kingdom	9,259,948	—	9,259,948	—
United States	203,591,038	203,591,038	—	—
Preferred securities	175,432	175,432	—	—
U.S. Government and Agency obligations	7,326,723	—	7,326,723	—
Rights	1	—	1	—
Total investments in securities	$276,157,077	$218,961,103	$57,195,974	—
Derivatives:
Assets
Futures	$1,109,420	$1,109,420	—	—
Forward foreign currency contracts	6,765,993	—	$6,765,993	—
Liabilities
Futures	(1,465,562)	(1,465,562)	—	—
Forward foreign currency contracts	(2,440,487)	—	(2,440,487)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	24

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2025 were $131.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2024, the fund has a short-term capital loss carryforward of $572,113,987 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
25	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions and investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	26

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2025, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $214.7 million to $279.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $395.7 million to $425.8 million, as measured at each quarter end.
27	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$95,993	$(624,510)
Equity	Receivable/payable for futures variation margin[1]	Futures	1,013,427	(841,052)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	6,765,993	(2,440,487)
			$7,875,413	$(3,906,049)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$6,765,993	$(2,440,487)
Totals	$6,765,993	$(2,440,487)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$30,913	$(34,173)	$(3,260)	—	—	$(3,260)
Barclays Bank PLC	718,121	(1,143,701)	(425,580)	—	$425,580	—
BNP Paribas	4,563,286	(556,525)	4,006,761	3,450,000	—	556,761
Goldman Sachs International	1,333,596	(624,425)	709,171	370,000	—	339,171
JPMorgan Chase Bank, N.A.	120,077	(81,663)	38,414	—	—	38,414
Totals	$6,765,993	$(2,440,487)	$4,325,506	$3,820,000	$425,580	$931,086

[1]Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	28

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$305,700	—	$305,700
Currency	—	$1,217,468	1,217,468
Equity	(5,652,948)	—	(5,652,948)
Total	$(5,347,248)	$1,217,468	$(4,129,780)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(3,059,696)	—	$(3,059,696)
Currency	—	$3,138,208	3,138,208
Equity	1,557,001	—	1,557,001
Total	$(1,502,695)	$3,138,208	$1,635,513
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
29	JOHN HANCOCK Multi-Asset Absolute Return Fund |

fund. During the six months ended January 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,568
Class C	80
Class I	6,262
Class R2	39
Class	Expense reduction
Class R6	$1,361
Class NAV	4,364
Total	$13,674

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2025, were equivalent to a net annual effective rate of 1.02% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,072 for the six months ended January 31, 2025. Of this amount, $172 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,900 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2025, CDSCs received by the Distributor amounted to $22 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	30

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$54,734	$20,588
Class C	9,317	1,051
Class I	—	82,359
Class R2	1,868	18
Class R6	—	616
Total	$65,919	$104,632
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$6,800,000	1	4.865%	$(919)
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2025 and for the year ended July 31, 2024 were as follows:
	Six Months Ended 1-31-25		Year Ended 7-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	90,866	$935,415	575,752	$5,672,468
Distributions reinvested	51,845	524,674	—	—
Repurchased	(384,743)	(3,968,699)	(1,150,402)	(11,313,455)
Net decrease	(242,032)	$(2,508,610)	(574,650)	$(5,640,987)
31	JOHN HANCOCK Multi-Asset Absolute Return Fund |

	Six Months Ended 1-31-25		Year Ended 7-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	8,436	$83,358	28,793	$269,556
Distributions reinvested	1,559	15,156	—	—
Repurchased	(37,348)	(365,977)	(471,019)	(4,452,273)
Net decrease	(27,353)	$(267,463)	(442,226)	$(4,182,717)
Class I shares
Sold	359,838	$3,790,271	2,474,519	$24,723,505
Distributions reinvested	231,446	2,388,521	—	—
Repurchased	(4,294,119)	(45,075,318)	(7,235,560)	(72,686,629)
Net decrease	(3,702,835)	$(38,896,526)	(4,761,041)	$(47,963,124)
Class R2 shares
Sold	18,907	$198,265	8,743	$85,105
Distributions reinvested	1,349	13,564	—	—
Repurchased	(6,634)	(68,813)	(18,946)	(186,909)
Net increase (decrease)	13,622	$143,016	(10,203)	$(101,804)
Class R6 shares
Sold	132,675	$1,399,309	535,692	$5,375,960
Distributions reinvested	29,423	304,825	—	—
Repurchased	(219,150)	(2,322,894)	(10,885,555)	(108,242,867)
Net decrease	(57,052)	$(618,760)	(10,349,863)	$(102,866,907)
Class NAV shares
Sold	1,413,559	$14,818,768	994,438	$10,147,360
Distributions reinvested	182,190	1,889,313	—	—
Repurchased	(1,882,087)	(19,903,221)	(1,020,001)	(10,306,304)
Net decrease	(286,338)	$(3,195,140)	(25,563)	$(158,944)
Total net decrease	(4,301,988)	$(45,343,483)	(16,163,546)	$(160,914,483)
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $52,557,578 and $106,326,036, respectively, for the six months ended January 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $27,554,081 and $29,466,538, respectively, for the six months ended January 31, 2025.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	32

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2025, funds within the John Hancock group of funds complex held 34.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	34.7%
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
33	JOHN HANCOCK Multi-Asset Absolute Return Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4240207	395SA 1/25
3/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	March 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	March 12, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	March 12, 2025